Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Summary of Restatement and Error Corrections in Financial Statements
Subsequent to the Company’s Current Report on Form
8-K
filed on March 8, 2021, the Company identified and corrected the following errors in connection with the preparation of the financial statement for the
8-K
balance sheet as of March 2, 2021:

	As of March 2, 2021
	As Reported	As Revised	Difference
Balance Sheet
Warrant liability	$—	$47,489,666	$47,489,666
Total Liabilities	24,610,482	72,100,148	47,489,666
Class A common stock subject to possible redemption	662,133,680	614,644,014	(47,489,666)
Class A common stock, $0.0001 par value	279	800	521
Additional paid-in capital	5,007,452	9,666,842	4,659,390
Accumulated deficit	(10,679)	(4,670,591)	(4,659,912)